CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 11,911,229	$ 17,846,900	$ 16,156,876
Cost of revenues	(1,256,353)	(1,855,164)	(1,469,927)
Gross profit	10,654,876	15,991,736	14,686,949
Operating Expenses
Selling and marketing expenses	(947,834)	(411,391)	(450,779)
General and administrative expenses	(4,063,867)	(5,129,987)	(4,547,071)
Total Operating Expenses	(5,011,701)	(5,541,378)	(4,997,850)
Income from Operations	5,643,175	10,450,358	9,689,099
Other Income (Expenses)
Interest expense, net	(183,896)	(48,311)	(192,140)
Subsidy income	955,439	819,755	189,683
Other income (expenses), net	638,611	(65,754)	(187,690)
Total Other Income (Expenses), Net	1,410,154	705,690	(190,147)
Income Before Income Taxes	7,053,329	11,156,048	9,498,952
Income tax benefit (expense)	(108,638)	18,528	(306,042)
Net Income	6,944,691	11,174,576	9,192,910
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	2,531,676	(333,548)	(1,371,911)
Comprehensive Income	$ 9,476,367	$ 10,841,028	$ 7,820,999
Weighted average number of ordinary share outstanding
Basic and Diluted*	20,400,000	20,254,247	20,000,000
Earnings per share
Basic and Diluted	$ 0.34	$ 0.55	$ 0.46
Dividend distributed per common share
Basic and Diluted			$ 0.36